Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses
Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Short‑term employee benefits—Salaries	€32,866	€18,617	€12,149
Short‑term employee benefits—Social Security	3,555	2,213	1,504
Post‑employment benefits	748	441	291
Termination benefits	644	96	8
Share‑based payment	37,208	18,527	3,985
Employer social security contributions stock options	10,794	4,918	5,281
	€85,815	€44,812	€23,218

Schedule of full-time equivalents employees

	Year Ended
	December 31,
Number of FTE	2019	2018	2017
Research and development	116.9	74.4	56.8
Selling, general and administrative	69.2	29.5	14.7
	186.1	103.9	71.5